Shareholder Report	12 Months Ended	46 Months Ended	108 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE EQUITY INCOME FUND, INC.
Entity Central Index Key	0000775688
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005436
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Investor Class
Trading Symbol	PRFDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - Investor Class	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and continuing artificial intelligence interest. Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market eased. Stocks rallied after the U.S. elections in November as investors expected President-elect Donald Trump's policies to support corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection in materials led contributors to relative performance. Shares of International Paper fluctuated early on takeover rumors but rose after Andrew Silvernail became CEO in May. Later, investor optimism grew as Silvernail's efficiency and profitability strategy progressed. Shares further advanced after the company cleared some regulatory hurdles for its DS Smith acquisition. Stock choices in consumer staples also added value, particularly Philip Morris International.

  In contrast, stock selection in health care detracted substantially from relative performance. Elevance Health shares lagged amid Medicaid margin pressures from eligibility redeterminations. In October, the stock dropped sharply after a worse-than-expected medical loss ratio report. Management also cut guidance, citing ongoing Medicaid challenges and higher utilization expectations for the next quarter. In industrials and business services, stock choices also hurt, driven by Boeing.

  The fund is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included increased exposure to consumer staples and energy and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Income Fund (Investor Class)	11.88%	8.60%	8.42%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	8.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,880,164,000	$ 16,880,164,000	$ 16,880,164,000
Holdings Count | Holding	126	126	126
Advisory Fees Paid, Amount	$ 88,396,000
InvestmentCompanyPortfolioTurnover	21.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,880,164 Number of Portfolio Holdings126
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.2%
Health Care	15.2
Industrials & Business Services	13.2
Energy	9.2
Information Technology	9.0
Consumer Staples	8.7
Utilities	6.4
Real Estate	3.9
Communication Services	3.9
Other	7.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Wells Fargo	2.3%
MetLife	2.2
Southern	2.0
QUALCOMM	1.9
General Electric	1.9
Chubb	1.8
Elevance Health	1.8
American International Group	1.8
Charles Schwab	1.8
News	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005437
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Advisor Class
Trading Symbol	PAFDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - Advisor Class	$104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and continuing artificial intelligence interest. Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market eased. Stocks rallied after the U.S. elections in November as investors expected President-elect Donald Trump's policies to support corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection in materials led contributors to relative performance. Shares of International Paper fluctuated early on takeover rumors but rose after Andrew Silvernail became CEO in May. Later, investor optimism grew as Silvernail's efficiency and profitability strategy progressed. Shares further advanced after the company cleared some regulatory hurdles for its DS Smith acquisition. Stock choices in consumer staples also added value, particularly Philip Morris International.

  In contrast, stock selection in health care detracted substantially from relative performance. Elevance Health shares lagged amid Medicaid margin pressures from eligibility redeterminations. In October, the stock dropped sharply after a worse-than-expected medical loss ratio report. Management also cut guidance, citing ongoing Medicaid challenges and higher utilization expectations for the next quarter. In industrials and business services, stock choices also hurt, driven by Boeing.

  The fund is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included increased exposure to consumer staples and energy and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Income Fund (Advisor Class)	11.52%	8.28%	8.09%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	8.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,880,164,000	$ 16,880,164,000	$ 16,880,164,000
Holdings Count | Holding	126	126	126
Advisory Fees Paid, Amount	$ 88,396,000
InvestmentCompanyPortfolioTurnover	21.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,880,164 Number of Portfolio Holdings126
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.2%
Health Care	15.2
Industrials & Business Services	13.2
Energy	9.2
Information Technology	9.0
Consumer Staples	8.7
Utilities	6.4
Real Estate	3.9
Communication Services	3.9
Other	7.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Wells Fargo	2.3%
MetLife	2.2
Southern	2.0
QUALCOMM	1.9
General Electric	1.9
Chubb	1.8
Elevance Health	1.8
American International Group	1.8
Charles Schwab	1.8
News	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005438
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	R Class
Trading Symbol	RRFDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - R Class	$129	1.22%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and continuing artificial intelligence interest. Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market eased. Stocks rallied after the U.S. elections in November as investors expected President-elect Donald Trump's policies to support corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection in materials led contributors to relative performance. Shares of International Paper fluctuated early on takeover rumors but rose after Andrew Silvernail became CEO in May. Later, investor optimism grew as Silvernail's efficiency and profitability strategy progressed. Shares further advanced after the company cleared some regulatory hurdles for its DS Smith acquisition. Stock choices in consumer staples also added value, particularly Philip Morris International.

  In contrast, stock selection in health care detracted substantially from relative performance. Elevance Health shares lagged amid Medicaid margin pressures from eligibility redeterminations. In October, the stock dropped sharply after a worse-than-expected medical loss ratio report. Management also cut guidance, citing ongoing Medicaid challenges and higher utilization expectations for the next quarter. In industrials and business services, stock choices also hurt, driven by Boeing.

  The fund is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included increased exposure to consumer staples and energy and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Income Fund (R Class)	11.27%	7.99%	7.81%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	8.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,880,164,000	$ 16,880,164,000	$ 16,880,164,000
Holdings Count | Holding	126	126	126
Advisory Fees Paid, Amount	$ 88,396,000
InvestmentCompanyPortfolioTurnover	21.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,880,164 Number of Portfolio Holdings126
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.2%
Health Care	15.2
Industrials & Business Services	13.2
Energy	9.2
Information Technology	9.0
Consumer Staples	8.7
Utilities	6.4
Real Estate	3.9
Communication Services	3.9
Other	7.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Wells Fargo	2.3%
MetLife	2.2
Southern	2.0
QUALCOMM	1.9
General Electric	1.9
Chubb	1.8
Elevance Health	1.8
American International Group	1.8
Charles Schwab	1.8
News	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166330
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	I Class
Trading Symbol	REIPX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - I Class	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and continuing artificial intelligence interest. Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market eased. Stocks rallied after the U.S. elections in November as investors expected President-elect Donald Trump's policies to support corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection in materials led contributors to relative performance. Shares of International Paper fluctuated early on takeover rumors but rose after Andrew Silvernail became CEO in May. Later, investor optimism grew as Silvernail's efficiency and profitability strategy progressed. Shares further advanced after the company cleared some regulatory hurdles for its DS Smith acquisition. Stock choices in consumer staples also added value, particularly Philip Morris International.

  In contrast, stock selection in health care detracted substantially from relative performance. Elevance Health shares lagged amid Medicaid margin pressures from eligibility redeterminations. In October, the stock dropped sharply after a worse-than-expected medical loss ratio report. Management also cut guidance, citing ongoing Medicaid challenges and higher utilization expectations for the next quarter. In industrials and business services, stock choices also hurt, driven by Boeing.

  The fund is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included increased exposure to consumer staples and energy and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
Equity Income Fund (I Class)	12.00%	8.72%	10.39%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.94
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	9.96

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Dec. 17, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,880,164,000	$ 16,880,164,000	$ 16,880,164,000
Holdings Count | Holding	126	126	126
Advisory Fees Paid, Amount	$ 88,396,000
InvestmentCompanyPortfolioTurnover	21.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,880,164 Number of Portfolio Holdings126
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.2%
Health Care	15.2
Industrials & Business Services	13.2
Energy	9.2
Information Technology	9.0
Consumer Staples	8.7
Utilities	6.4
Real Estate	3.9
Communication Services	3.9
Other	7.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Wells Fargo	2.3%
MetLife	2.2
Southern	2.0
QUALCOMM	1.9
General Electric	1.9
Chubb	1.8
Elevance Health	1.8
American International Group	1.8
Charles Schwab	1.8
News	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless
C000225772
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Z Class
Trading Symbol	TRZQX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and continuing artificial intelligence interest. Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market eased. Stocks rallied after the U.S. elections in November as investors expected President-elect Donald Trump's policies to support corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection in materials led contributors to relative performance. Shares of International Paper fluctuated early on takeover rumors but rose after Andrew Silvernail became CEO in May. Later, investor optimism grew as Silvernail's efficiency and profitability strategy progressed. Shares further advanced after the company cleared some regulatory hurdles for its DS Smith acquisition. Stock choices in consumer staples also added value, particularly Philip Morris International.

  In contrast, stock selection in health care detracted substantially from relative performance. Elevance Health shares lagged amid Medicaid margin pressures from eligibility redeterminations. In October, the stock dropped sharply after a worse-than-expected medical loss ratio report. Management also cut guidance, citing ongoing Medicaid challenges and higher utilization expectations for the next quarter. In industrials and business services, stock choices also hurt, driven by Boeing.

  The fund is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included increased exposure to consumer staples and energy and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Equity Income Fund (Z Class)	12.62%	9.53%
Russell 3000 Index (Regulatory Benchmark)	23.81	11.35
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.83

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,880,164,000	$ 16,880,164,000	$ 16,880,164,000
Holdings Count | Holding	126	126	126
Advisory Fees Paid, Amount	$ 88,396,000
InvestmentCompanyPortfolioTurnover	21.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,880,164 Number of Portfolio Holdings126
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.2%
Health Care	15.2
Industrials & Business Services	13.2
Energy	9.2
Information Technology	9.0
Consumer Staples	8.7
Utilities	6.4
Real Estate	3.9
Communication Services	3.9
Other	7.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Wells Fargo	2.3%
MetLife	2.2
Southern	2.0
QUALCOMM	1.9
General Electric	1.9
Chubb	1.8
Elevance Health	1.8
American International Group	1.8
Charles Schwab	1.8
News	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless